Loss Per Share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Share options issued and outstanding	1,542,108	1,127,585	976,220
Restricted stock subject to repurchase	221,204	416,883	179,608
Total	1,763,312	1,544,468	1,155,828